Subordinated Liabilities - Parent	12 Months Ended
Dec. 31, 2021
Disclosure Of Subordinated Liabilities [Line Items]
Subordinated Liabilities
27. SUBORDINATED LIABILITIES

	Group
	2021	2020
	£m	£m
£325m Sterling preference shares	344	344
Undated subordinated liabilities	240	557
Dated subordinated liabilities	1,644	1,655
	2,228	2,556

In 2021, the Santander UK group repurchased certain debt securities and subordinated liabilities as part of ongoing liability management exercises, resulting in a loss of £1m. In 2020, the Santander UK group repurchased certain debt securities and subordinated liabilities as part of ongoing liability management exercises, resulting in a loss of £24m.
The above securities will, in the event of the winding up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination amongst each of the subordinated liabilities upon a winding up of the issuer is specified in their respective terms and conditions.
In 2021 and 2020, the Santander UK group had no defaults of principal, interest or other breaches with respect to its subordinated liabilities. No repayment or purchase by the issuer of the subordinated liabilities may be made prior to their stated maturity without the consent of the PRA.
Undated subordinated liabilities

	Group
		2021	2020
	First call date	£m	£m
10.0625% Exchangeable capital securities	n/a	205	205
7.125% 30 Year Step-up perpetual callable subordinated notes	2030	35	352
		240	557

In common with other debt securities issued by Santander UK group companies and notwithstanding the issuer’s first call dates in the table above, in the event of certain tax changes affecting the treatment of payments of interest on subordinated liabilities in the UK, the 7.125% 30 Year Step-up perpetual callable subordinated notes are redeemable at any time, and the 10.0625% Exchangeable capital securities are redeemable on any interest payment date – each in whole at the option of Santander UK plc, at their principal amount together with any accrued interest.
The 10.0625% Exchangeable capital securities are exchangeable into fully paid 10.375% non-cumulative non-redeemable sterling preference shares of £1 each, at the option of Santander UK plc, on the business day immediately following any interest payment date.
Dated subordinated liabilities

	Group
		2021	2020
	Maturity	£m	£m
5% Subordinated notes (US$1,500m)	2023	548	542
4.75% Subordinated notes (US$1,000m)	2025	541	536
7.95% Subordinated notes (US$1,000m)	2029	221	242
6.50% Subordinated notes	2030	28	31
5.875% Subordinated notes	2031	9	10
5.625% Subordinated notes (US$500m)	2045	297	294
		1,644	1,655

The dated subordinated liabilities are redeemable in whole at the option of Santander UK plc in the event of certain tax changes affecting the treatment of payments of interest on the subordinated liabilities in the UK, at their principal amount together with any accrued interest.
Each of the subordinated liabilities issued by Santander UK Group Holdings plc has been downstreamed to Santander UK plc by means of Santander UK plc issuing equivalent subordinated liabilities to Santander UK Group Holdings plc.

Santander UK Group Holdings plc
Disclosure Of Subordinated Liabilities [Line Items]
Subordinated Liabilities	SUBORDINATED LIABILITIES

		2021	2020
Dated subordinated liabilities	Maturity	£m	£m
4.75% Subordinated notes (US$1,000m)	2025	541	536
5.625% Subordinated notes (US$500m)	2045	297	294
		838	830